Schedule of distribution of remuneration to shareholders (Details)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Subsequent Events
Anticipation of dividends date	Nov. 08, 2022
Anticipation of dividends per share | $ / shares	$ 0.6677
Anticipation of dividends share | shares	8,710
Anticipation of interest on capital date	08.11.2022
Anticipation of interest on capital per share | $ / shares	$ 0.0819
Anticipation of interest on capital share | shares	1,068
Total anticipations based on the net income per share | $ / shares	$ 0.7496
Total anticipations based on the net income share | shares	9,778
Intermediate dividends by use of a portion of profit retention reserve date	08.11.2022
Intermediate dividends by use of a portion of profit retention reserve per share | $ / shares	$ 0.5413
ntermediate dividends by use of a portion of profit retention reserve share | shares	7,061
Total distribution to shareholders per share | $ / shares	$ 1.2909
Total distribution to shareholders share | shares	16,839
Outstanding preferred shares per share | $ / shares	$ 1.2909
Outstanding preferred shares | shares	7,232
Outstanding common shares per share | $ / shares	$ 1.2909
Outstanding common shares | shares	9,607